Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Partners International Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Austria 1.9%
Erste Group Bank AG	924,205	31,919,167
Brazil 1.9%
MercadoLibre, Inc.(a)	25,186	31,932,826
China 0.7%
Contemporary Amperex Technology Co., Ltd., Class A	411,481	11,493,773
Denmark 4.6%
Novo Nordisk A/S	566,478	51,578,538
Vestas Wind Systems A/S(a)	1,242,547	26,582,911
Total		78,161,449
France 10.6%
Carrefour SA	1,525,669	26,203,533
EssilorLuxottica SA	200,456	34,868,436
Legrand SA	266,743	24,510,021
Sanofi	430,495	46,224,513
Schneider Electric SE	293,728	48,930,310
Total		180,736,813
Germany 8.0%
Infineon Technologies AG	1,010,984	33,484,547
SAP SE	422,809	54,729,253
Siemens AG, Registered Shares	343,468	49,084,583
Total		137,298,383
Hong Kong 2.3%
AIA Group Ltd.	4,919,400	39,783,911
India 1.7%
HDFC Bank Ltd., ADR	480,644	28,362,803
Italy 1.4%
FinecoBank Banca Fineco SpA	2,031,142	24,526,594
Japan 17.0%
Bridgestone Corp.	946,000	36,863,687
FUJIFILM Holdings Corp.	389,900	22,555,945
KDDI Corp.	1,256,300	38,455,945
Keyence Corp.	81,100	29,992,881
Mitsubishi UFJ Financial Group, Inc.	4,894,900	41,480,144
Recruit Holdings Co., Ltd.	883,900	27,042,949
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimano, Inc.	16,500	2,208,435
SMC Corp.	51,600	23,130,337
Sony Group Corp.	522,300	42,711,388
Terumo Corp.	928,300	24,572,894
Total		289,014,605
Netherlands 6.4%
ASML Holding NV	93,019	54,764,971
Shell PLC	1,718,351	55,318,676
Total		110,083,647
South Korea 2.0%
Samsung Electronics Co., Ltd.	679,970	34,375,294
Spain 2.1%
Iberdrola SA	3,182,172	35,590,837
Sweden 2.2%
Nibe Industrier AB, Class B	1,244,182	8,134,146
Svenska Handelsbanken AB, Class A	3,228,570	28,727,473
Total		36,861,619
Switzerland 3.9%
Chocoladefabriken Lindt & Spruengli AG	3,410	37,893,778
Lonza Group AG, Registered Shares	61,105	28,263,941
Total		66,157,719
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	121,056	10,519,766
United Kingdom 22.1%
ARM Holdings PLC, ADR(a)	191,029	10,223,872
AstraZeneca PLC	363,805	49,071,657
Bunzl PLC	781,281	27,824,374
Burberry Group PLC	1,114,519	25,828,894
Diageo PLC	1,084,461	39,982,041
GSK PLC	2,136,061	38,649,453
National Grid PLC	2,206,544	26,388,836
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	555,517	39,175,470
RELX PLC	1,388,063	46,833,153
Rio Tinto PLC	480,479	30,170,474
2	Variable Portfolio – Partners International Core Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	846,014	41,849,607
Total		375,997,831
United States 6.7%
Booking Holdings, Inc.(a)	10,517	32,433,902
lululemon athletica, Inc.(a)	85,532	32,981,995
Roche Holding AG, Genusschein Shares	180,769	49,350,139
Total		114,766,036
Total Common Stocks (Cost $1,656,456,394)		1,637,583,073

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
Porsche AG	299,646	28,114,917
Total Preferred Stocks (Cost $24,736,865)		28,114,917
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(d),(e)	30,896,385	30,887,116
Total Money Market Funds (Cost $30,886,978)		30,887,116
Total Investments in Securities (Cost $1,712,080,237)		1,696,585,106
Other Assets & Liabilities, Net		7,261,567
Net Assets		$1,703,846,673

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	10,942,105	276,370,203	(256,425,330)	138	30,887,116	4,630	628,238	30,896,385
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7054_12_B01_(11/23)